Summary of accounting policies	6 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of accounting policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

The accounting and financial reporting policies of Nomura conform to U. S. generally accepted accounting principles (“U. S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2019 as filed on June 25, 2019.

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2019.

The following table presents a summary of major new accounting pronouncements relevant to Nomura which have been adopted during the three months ended June 30, 2019:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-02, “Leases”(1)

•  Replaces ASC 840 “Leases”, the current guidance on lease accounting, and revised the definition of a lease.

•  Requires all lessees to recognize a right of use asset and corresponding lease liability on balance sheet.

•  Lessor accounting is largely unchanged from current guidance.

•  Simplifies the accounting for sale leaseback and “build-to-suit” leases.

•  Requires extensive new qualitative and quantitative footnote disclosures on lease arrangements.

Modified retrospective adoption from April 1, 2019.(2)

¥169,277 million increase in Other Asset—Office buildings, land, equipment, and facilities, and ¥163,685 million increase in Other liabilities as a result of recognizing operating leases on the consolidated balance sheet as of April 1, 2019.

¥5,592 million increase in Retained earnings as of April 1, 2019 mainly due to changes in certain lease classifications.

(1)

As subsequently amended by ASU 2018-01 “Land Easement Practical Expedient for Transition to Topic 842”,ASU 2018-10 “Codification Improvements to Topic 842, Leases”, ASU 2018-11 “Leases (Topic 842): Targeted Improvements”, ASU 2018-20 “Leases (Topic 842): Narrow-Scope Improvements for Lessors”, and ASU 2019-01 “Leases (Topic 842): Codification Improvements.”

(2)	Nomura used certain practical expedients permitted by ASC 842 including adopting the new requirements through a cumulative-effect adjustment to retained earnings on adoption date.

Future accounting developments—

The following table presents a summary of major new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2020 and which may have a material impact on these financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”(1)

•  Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and other financing receivables which are not measured at fair value through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•  The new model is based on lifetime current expected credit losses (CECL) measurement, to be initially recognized at the time an in-scope instrument is originated, acquired or issued.

•  Application of the new model generally results in earlier measurement of credit losses.

•  Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.

Modified retrospective adoption from April 1, 2020.(2)

•  A cross-functional steering committee has been set up to oversight the implementation of the ASU.

•  Nomura has substantially completed the development of the current expected credit loss models and is in the process of testing, validating and refining the models and data inputs.

•  New data points and reporting tools have also been established to comply with the enhanced disclosure requirements introduced by the ASU.

•  Risk methodology and accounting policies and other governance framework on the estimation, reporting and disclosure of allowance of current expected credit losses are in progress.

•  Nomura is currently evaluating the potential impact of the ASU.

(1)

As subsequently amended by ASU 2018-19 “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, ASU 2019-04 “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, and ASU 2019-05 “Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief.”

(2)	Unless Nomura early adopts which is considered unlikely as of the date of these consolidated financial statements.